Investments - Fair Value Concentration Risk (Details) - Investments - Credit Concentration Risk $ in Millions	Dec. 31, 2022 USD ($)
Pacific Investment Management LLC
Investment Holdings [Line Items]
Concentration of risk, investments	$ 347
Madison Capital Funding
Investment Holdings [Line Items]
Concentration of risk, investments	195
Harbourvest
Investment Holdings [Line Items]
Concentration of risk, investments	131
Bank of America
Investment Holdings [Line Items]
Concentration of risk, investments	121
Twin Brook Capital Partners
Investment Holdings [Line Items]
Concentration of risk, investments	104
Oracle Corporation
Investment Holdings [Line Items]
Concentration of risk, investments	95
Whitehorse Liquidity Partners
Investment Holdings [Line Items]
Concentration of risk, investments	91
Mitsubishi UFJ Financial Group
Investment Holdings [Line Items]
Concentration of risk, investments	90
Citigroup
Investment Holdings [Line Items]
Concentration of risk, investments	88
Mizuho Financial Group
Investment Holdings [Line Items]
Concentration of risk, investments	87
J.P. Morgan & Co.
Investment Holdings [Line Items]
Concentration of risk, investments	85
International Business Machines Corporation
Investment Holdings [Line Items]
Concentration of risk, investments	84
Boeing Company
Investment Holdings [Line Items]
Concentration of risk, investments	82
Goldman Sachs Group, Inc.
Investment Holdings [Line Items]
Concentration of risk, investments	75
Wells Fargo & Company
Investment Holdings [Line Items]
Concentration of risk, investments	74
Sumitomo Mitsui Financial Group
Investment Holdings [Line Items]
Concentration of risk, investments	73
UnitedHealth Group Inc.
Investment Holdings [Line Items]
Concentration of risk, investments	70
Walt Disney Company
Investment Holdings [Line Items]
Concentration of risk, investments	70
Strategic Partners VIII L.P.
Investment Holdings [Line Items]
Concentration of risk, investments	69
T-Mobile US, Inc
Investment Holdings [Line Items]
Concentration of risk, investments	69
Deutsche Telekom International Finance B.V.
Investment Holdings [Line Items]
Concentration of risk, investments	66
Amgen Inc.
Investment Holdings [Line Items]
Concentration of risk, investments	65
Gridiron Capital Fund III LP
Investment Holdings [Line Items]
Concentration of risk, investments	65
ING Group
Investment Holdings [Line Items]
Concentration of risk, investments	63
Strategic Partners Touchdown Holdings L.P.
Investment Holdings [Line Items]
Concentration of risk, investments	$ 62